Prudential Investment Portfolios 12

655 Broad Street
Newark, New Jersey 07102

June 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios 12 Registration numbers 333-42705 and 811-08565

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Statement of Additional Information for PGIM Conservative Retirement Spending Fund, PGIM Enhanced Retirement Spending Fund, and PGIM Moderate Retirement Spending Fund, each a series of the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 29, 2025.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422 or email: patrick.mcguinness@prudential.com.

Very truly yours,

/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary